Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reserves within equity [line items]
Other reserves	£ (5)	£ (179)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	2,748	2,534
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(934)	(1,014)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,365)	(907)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(652)	(990)
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	£ 198	£ 198